Other Liabilities	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Other Liabilities
Note 14: Other Liabilities
Acceptances
Acceptances represent a form of negotiable short-term debt that is issued by our customers, which we guarantee for a fee. The fees earned are recorded in non-interest
revenue, lending fees, in our Consolidated Statement of Income over the term of the acceptance. The amount potentially due under acceptances is recorded in other liabilities in our Consolidated Balance Sheet. We record the bank’s equivalent claim against our customers in the event of a call on these commitments in other assets in our Consolidated Balance Sheet. Acceptances are no longer offered since CDOR cessation on June 28, 2024.
Securities Sold But Not Yet Purchased
Securities sold but not yet purchased represent our obligations to deliver securities that we did not own at the time of sale. These obligations are recorded at their fair value. Adjustments to fair value as at the balance sheet date and gains and losses on the settlement of these obligations are recorded in non-interest
revenue, trading revenues (losses), in our Consolidated Statement of Income.
Securities Lending and Borrowing
Securities lending and borrowing transactions are generally collateralized by securities or cash. Cash advanced or received as collateral is recorded in securities borrowed or purchased under resale agreements, or in other liabilities, securities lent or sold under repurchase agreements, respectively, in our Consolidated Balance Sheet. Interest earned on cash collateral is recorded in interest, dividend and fee income, in our Consolidated Statement of Income, and interest expense on cash collateral is recorded in interest expense, securities sold but not yet purchased and securities lent or sold under repurchase agreements, in our Consolidated Statement of Income. The transfer of the securities to counterparties is only reflected in our Consolidated Balance Sheet if the risks and rewards of ownership have also been transferred. Securities borrowed are not recognized in our Consolidated Balance Sheet unless they are then sold to third parties, in which case the obligation to return the securities is recorded at fair value in securities sold but not yet purchased, with any gains or losses recorded in non-interest
revenue, trading revenues (losses), in our Consolidated Statement of Income.
Securitization and Structured Entities’ Liabilities
Securitization and structured entities’ liabilities include notes issued by our consolidated bank securitization vehicles and liabilities associated with the securitization of our Canadian mortgage loans as part of the Canada Mortgage Bond program, the NHA MBS program and our own programs. Additional information on our securitization programs and associated liabilities is provided in Notes 6 and 7. These liabilities are initially measured at fair value plus any directly attributable costs and are subsequently measured at amortized cost. The interest expense related to these liabilities is recorded in interest expense, other liabilities, in our Consolidated Statement of Income.

Other
The components of other within other liabilities are as
follows
:

(Canadian $ in millions)	2024	2023
Accounts payable, accrued expenses and other items	$11,311	$11,999
Accrued interest payable	6,468	5,299
ACL on off-balance sheet items	580	460
Cash collateral	6,414	6,406
Credit card loyalty rewards	1,465	1,432
Current tax liabilities	470	44
Deferred tax liabilities (Note 23)	1	16
Lease liabilities	3,326	3,506
Liabilities of subsidiaries	5,633	18,120
Other employee future benefits liability (Note 22)	863	823
Pension liability (Note 22)	189	179
Total	$36,720	$48,284
Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Credit Card Loyalty Rewards
We earn interchange fees on our proprietary cards and fees on our AIR MILES business. We defer the fees related to our obligation to fulfill redemption of rewards/miles and record them in other liabilities, other, in our Consolidated Balance Sheet. We recognize these fees in non-interest
revenue in our Consolidated Statement of Income when the rewards/miles are redeemed.
Lease Liabilities
When we enter into leases we record lease liabilities representing the present value of future lease payments over the lease term. Interest expense recorded on lease liabilities for the year ended October 31, 2024 was $110 million ($92 million in 2023). Total cash outflow for lease liabilities for the year ended October 31, 2024 was $455 million ($435 million in 2023). Variable lease payments (for example maintenance, utilities and property taxes) not included in the measurement of lease liabilities for the year ended October 31, 2024 were $258 million ($218 million in 2023).
The maturity profile of our undiscounted lease liabilities is $407 million for 2025, $437 million for 2026, $423 million for 2027, $395 million for 2028
,
$371
million
for 2029 and $1,868 million for 2030 and thereafter.